Combined and Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Aug. 31, 2017 CNY (¥) shares	Aug. 31, 2016 CNY (¥) shares
Accounts payable	¥ 50,899	¥ 63,605
Amounts due to related parties	76,433	66,855
Accrued expenses and other current liabilities	272,479	201,019
Income tax payable	40,387	16,169
Current portion of deferred revenue	761,876	664,201
Deferred tax liabilities, net	5,294	5,924
Deferred revenue		1,202
Other non-current liabilities	¥ 59,806	¥ 58,696
Share capital, issued | shares	117,250,000	100,000,000
Share capital, outstanding | shares	117,250,000	100,000,000
VIE
Accounts payable	¥ 50,899	¥ 63,605
Amounts due to related parties	62,138	64,988
Accrued expenses and other current liabilities	255,859	200,092
Income tax payable	13,958	16,169
Current portion of deferred revenue	761,876	664,201
Deferred tax liabilities, net	5,294	5,924
Deferred revenue	0	1,202
Other non-current liabilities	¥ 59,806	¥ 58,696